Other operating income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Other operating income [Abstract]
Grants (Note 16)	$ 44,072	$ 44,364
Insurance proceeds and other	13,330	10,496
Total	57,402	54,860
Gains on sale of equity interest	4,600
Other operating expenses [Abstract]
Raw materials and consumables used	(25,029)	(13,710)
Leases and fees	(9,792)	(8,571)
Operation and maintenance	(87,768)	(106,118)
Independent professional services	(31,343)	(28,096)
Supplies	(28,178)	(45,678)
Insurance	(31,052)	(34,446)
Levies and duties	(11,490)	(13,596)
Other expenses	(13,278)	(11,220)
Total	$ (237,930)	$ (261,435)